Business Acquisition and Goodwill (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)
Business Acquisition and Goodwill [Line Items]
Cash consideration (in Yuan Renminbi) | ¥	¥ 247,688
Revenue (in Dollars)		$ 25,278,428	$ 30,539,962
Net loss (in Dollars)		$ 590,430	(19,219,691)	$ (83,084,079)
Wuhan Xinwanlian Technology Co., Ltd. [Member]
Business Acquisition and Goodwill [Line Items]
Equity interest	100.00%
Wuhan BaiJiaYun [Member]
Business Acquisition and Goodwill [Line Items]
Revenue (in Dollars)			1,926,137
Net loss (in Dollars)			$ 535,534
Maximum [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate	1
Minimum [Member]
Business Acquisition and Goodwill [Line Items]
Exchange rate	0.14